Document and Entity Information	12 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	Delaine Corp
Entity Central Index Key	0001496139
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	true
Amendment Description	S-1 amended only to file financial statements in XBRL format
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	5,050,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2010